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                   JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)
                               601 Congress Street
                                Boston, MA 02210

November 15, 2007

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H ("Registrant")
          Registration Statement on Form N-4
          File No. 333-70864

Ladies and Gentlemen:

     Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant, that the form of the prospectus supplements, each dated November 12, 2007, contain no changes from the form of prospectus supplements contained in the most recent post-effective amendment filed via EDGAR on Form N-4 on November 9, 2007.

     If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities